Stock-Based Compensation Stock-based Compensation Expense (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2016	$ 1,458	$ 1,857
2017	1,865	1,709
2018	331	309
2019	135	121
2020	60	51
Total	$ 3,849	$ 4,047